UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
Shikiar Asset Management,
Inc.
Address:
1633 Broadway

9th Floor

New York, NY  10019
13F File
Number: 028-07060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Stuart A. Shikiar

Title:
President

Phone:
212-888-6565

Signature,
Place,
and Date of Signing:
Stuart A. Shikiar
New York, New York
October 20, 2010
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this
Manager:
0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table
Entry Total:
65
Form 13F Information Table
Value Total:
$146463
(x1000)


List of Other Included
Managers: 0





No.  13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASBC CAP TR I ORIG SEC QTLY 7. PFD              00209E207     1375    54800 SH       SOLE                    54800
BAC CAP TR II GTD CAP SECS 7%  PFD              055188205     1434    57150 SH       SOLE                    57150
CITIGROUP CAP VIII SECS 6.95%  PFD              17306R204      546    22500 SH       SOLE                    22500
JPMORGAN CHASE SER Z 8%        PFD              48124G104     2554    94500 SH       SOLE                    94500
MORGAN STANLEY CAP 5.5%        PFD              617466206     1474    61850 SH       SOLE                    61850
PRIVATEBANCORP 10% CALLABLE 06 PFD              74272L208      900    34500 SH       SOLE                    34500
REGION FING TR III 8.875% CALL PFD              7591EM107      523    20500 SH       SOLE                    20500
WELLS FARGO CAP PFD SECS 8.625 PFD              949829204     3486   124500 SH       SOLE                   124500
ZIONS BANCORPORATION PERP SER  PFD              989701503     2068    81350 SH       SOLE                    81350
ALPHA NATURAL RESOURCES SR NT  CONV             02076XAA0      559   500000 PRN      SOLE                   500000
ADM TRONICS UNLIMITED          COM              001004100        0    12000 SH       SOLE                    12000
ALCOA                          COM              013817101     4579   378100 SH       SOLE                   377500
ANADARKO PETROLEUM             COM              032511107     7623   133615 SH       SOLE                   133515
APPLE                          COM              037833100    13953    49175 SH       SOLE                    49175
BANK OF AMERICA                COM              060505104      664    50666 SH       SOLE                    50166
BEARD                          COM              07384R408       16    23296 SH       SOLE                    23296
BERKSHIRE HATHAWAY DEL CL A    COM              084670108      622        5 SH       SOLE                        5
BERKSHIRE HATHAWAY DEL CL B NE COM              084670702      281     3400 SH       SOLE                     3400
BONAVISTA ENERGY TR            COM              098536105      717    30900 SH       SOLE                    30900
BRISTOL MYERS SQUIBB           COM              110122108      827    30500 SH       SOLE                    30500
BUCKEYE PARTNERS L.P           COM              118230101      317     5000 SH       SOLE                     5000
CHESAPEAKE ENERGY              COM              165167107     2207    97450 SH       SOLE                    97050
CITIGROUP                      COM              172967101      404   103200 SH       SOLE                   103200
CITY NATIONAL                  COM              178566105      377     7100 SH       SOLE                     7100
CLIFFS NATURAL RESOURCES       COM              18683K101     2755    43100 SH       SOLE                    43100
COSTCO WHSL                    COM              22160K105      361     5600 SH       SOLE                     5600
CVS CAREMARK                   COM              126650100     6255   198750 SH       SOLE                   198550
D R HORTON                     COM              23331A109     1394   125400 SH       SOLE                   124900
ENERPLUS RESOURCES FUND        COM              29274D604     1354    52600 SH       SOLE                    52600
ENTERPRISE PRDS PARTNERS LP    COM              293792107      298     7500 SH       SOLE                     7500
EXXON                          COM              30231G102     1426    23081 SH       SOLE                    22981
FREEPORT MCMORAN               COM              35671D857     7849    91919 SH       SOLE                    91819
GENERAL ELECTRIC               COM              369604103     5065   311700 SH       SOLE                   311200
HEWLETT PACKARD                COM              428236103     5359   127380 SH       SOLE                   127180
INCYTE                         COM              45337C102     1991   124500 SH       SOLE                   124500
INTERNATIONAL PAPER            COM              460146103     3443   158300 SH       SOLE                   158100
JOHNSON & JOHNSON              COM              478160104      292     4720 SH       SOLE                     4720
JPMORGAN CHASE                 COM              46625H100     1454    38200 SH       SOLE                    38200
KINDER MORGAN ENERGY PARTNERS  COM              494550106      411     6000 SH       SOLE                     6000
LINC ENERGY                    COM              Q5562Z103      178   100000 SH       SOLE                   100000
LINN ENERGY                    COM              536020100     7117   222700 SH       SOLE                   222500
MARKET VECTORS ETF TR STEEL ET COM              57060U308     1059    16800 SH       SOLE                    16800
MORGAN STANLEY                 COM              617446448     2463    99813 SH       SOLE                    99813
NATIONAL PATENT DEV            COM              637132101       28    20000 SH       SOLE                    20000
ORACLE                         COM              68389X105     4834   180025 SH       SOLE                   180025
ORASURE TECHNOLOGIES           COM              68554V108      251    62000 SH       SOLE                    62000
PENN WEST ENERGY TRUST         COM              707885109      253    12600 SH       SOLE                    12600
PETROQUEST ENERGY              COM              716748108      110    18000 SH       SOLE                    18000
PROSHARES TR PROSHARES ULTRAPR COM              74347X856      471    17400 SH       SOLE                    17400
QEP RESOURCES                  COM              74733V100     2655    88100 SH       SOLE                    88100
RAPTOR PHARMACEUTICAL CORP COM COM              75382F106       74    25000 SH       SOLE                    25000
RESEARCH IN MOTION             COM              760975102      268     5500 SH       SOLE                     5500
SOMAXON PHARMACEUTICALS        COM              834453102       58    15000 SH       SOLE                    15000
SPDR GOLD TRUST                COM              78463V107    10981    85850 SH       SOLE                    85775
SYNTA PHARMACEUTICALS          COM              87162T206       40    10000 SH       SOLE                    10000
TEVA PHARMACEUTICAL            COM              881624209     9804   185850 SH       SOLE                   185650
ULTRALIFE BATTERIES            COM              903899102      372    85000 SH       SOLE                    85000
VANGUARD EMERGING MARKETS ETF  COM              922042858      248     5450 SH       SOLE                     5450
VERIZON COMMUNICATIONS         COM              92343V104      714    21900 SH       SOLE                    21900
VIROPHARMA                     COM              928241108     2386   160000 SH       SOLE                   160000
VSB BANCORP                    COM              917927105      175    15217 SH       SOLE                    15217
WALTER ENERGY                  COM              93317Q105     3682    45300 SH       SOLE                    45200
WEBMD                          COM              94770V102     4158    83383 SH       SOLE                    83183
WESTERN GAS PARTNERS           COM              958254104     4961   183050 SH       SOLE                   182750
WYNN RESORTS                   COM              983134107     1909    22000 SH       SOLE                    22000